Consolidated Balance Sheets	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	$ 69,631,165	¥ 480,260,071	¥ 601,769,949
Restricted cash			10,329,302
Short-term investment			166,465
Accounts receivable (net of allowance for doubtful accounts of RMB26,102,138 and RMB25,435,692 as of December 31, 2021 and 2022, respectively)			135,521
Other receivables (net of allowance for doubtful accounts of RMB11,480,597and RMB11,443,605 as of December 31, 2021 and 2022, respectively)	55,758	384,576	45,199,373
Amounts due from related parties (net of allowance for doubtful accounts of RMB107,453,024 and RMB69,880,157 as of December 31, 2021 and 2022, respectively)	1,822,479	12,570,000	14,953,199
Other current assets	492,803	3,398,964	13,547,097
Total current assets	72,002,205	496,613,611	686,100,906
Long-term investments	28,997,274	200,000,000	202,819,390
Intangible assets, net	20,073	138,447	30,806,932
Amounts due from related parties — non-current	29,894,181	206,186,144	228,832,572
Investment in affiliates	4,333,176	29,886,783	122,187,351
Property and equipment, net	155,864	1,075,028	14,615,709
Other non-current assets (net of allowance for doubtful accounts of nil and RMB644,447 as of December 31, 2021 and 2022, respectively)	719,012	4,959,173	11,736,493
Right-of-use assets	1,659,825	11,448,145	28,356,766
Deferred tax assets			4,161,017
Total Assets	137,781,610	950,307,331	1,329,617,136
Current liabilities:
Accrued payroll and welfare expenses (including accrued payroll and welfare expense of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB29,283,711 and RMB4,331,827as of December 31, 2021 and 2022, respectively)	1,598,911	11,028,008	36,586,982
Income tax payable (including income tax payable of the consolidated VIEs and VIE's subsidiaries without recourse to Jupai Holdings Limited of RMB51,926,637 and RMB651,587 as of December 31, 2021 and 2022, respectively)	4,322,366	29,812,224	85,448,960
Other tax payable (including other tax payable of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of nil and nil as of December 31, 2021 and 2022, respectively)	397,852	2,744,062	750,706
Amounts due to related parties - current (including amounts due to related parties-current of the consolidated VIEs and VIE's subsidiaries without recourse to Jupai Holdings Limited of RMB11,131,830 and RMB115,748,800 as of December 31,2021 and 2022, respectively)	868,760	5,992,010	16,617,178
Deferred revenue from related parties (including deferred revenue from related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB5,068,643 and RMB1,954,481 as of December 31,2021 and 2022, respectively)	303,206	2,091,273	5,404,145
Deferred revenue (including deferred revenue of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB625,118 and nil as of December 31, 2021 and 2022, respectively)	235,147	1,621,856	8,989,449
Contingent liabilities (including contingent liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB282,450,000 and nil as of December 31, 2021and 2022, respectively)			282,450,000
Other current liabilities (including other current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB7,184,238 and RMB (271,617) as of December 31, 2021 and 2022, respectively)	5,631,485	38,841,490	41,230,282
Total current liabilities	13,357,727	92,130,923	477,477,702
Deferred revenue - non-current from related parties (including deferred revenue from related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB278,301 and nil as of December 31, 2021 and 2022, respectively)			278,302
Deferred revenue - non-current (including deferred revenue of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of nil and nil as of December 31, 2021 and 2022, respectively)	170,974	1,179,245	1,179,245
Operating Lease Liabilities - non-current (including operating lease liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of nil and nil as of December 31, 2021 and 2022, respectively)	1,056,289	7,285,438	10,046,206
Total Liabilities	14,584,990	100,595,606	488,981,455
Commitments and Contingencies (Note 16)
Shareholders’ Equity:
Ordinary Shares (USD0.0005 par value; 1,000,000,000 and 1,000,000,000 shares authorized, 194,862,818 and 191,052,818 shares issued and outstanding, as of December 31, 2021 and 2022, respectively)	86,664	597,739	609,833
Additional paid-in capital	158,580,672	1,093,762,610	1,144,255,610
Retained earnings	(43,044,350)	(296,885,493)	(316,796,899)
Accumulated other comprehensive income	7,572,226	52,227,157	33,167,674
Total Jupai shareholders' equity	123,195,212	849,702,013	861,236,218
Noncontrolling interests	1,408	9,712	(20,600,537)
Total Equity	123,196,620	849,711,725	840,635,681
TOTAL LIABILITIES AND SHAREHOLERS' EQUITY	$ 137,781,610	¥ 950,307,331	¥ 1,329,617,136